Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Loans held for sale, fair value	$ 2,741,672	$ 299,744
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	19,859,219	19,859,219
Common stock, shares outstanding	18,229,760	18,603,889
Preferred stock, Par value
Preferred stock, Authorized	10,000,000	10,000,000
Treasury stock, shares	1,629,459	1,255,330